UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                 --------------------------

Check here if Amendment [X]; Amendment Number:   --------------------
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Harber Asset Management, LLC
               ------------------------------------------------------
               666 Fifth Avenue
               ------------------------------------------------------
               37th Floor
               ------------------------------------------------------
               New York, NY 10103
               ------------------------------------------------------


Form 13F File Number:  28-12251
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Harold W. Berry III
                 -------------------------------------------------
Title:           Managing Member
                 -------------------------------------------------
Phone:           (212) 808-7430
                 -------------------------------------------------

Signature, Place, and Date of Signing:
-------------------------  ----------------------  --------------------------
/s/ Harold W. Berry III          New York, NY           August 14, 2009
       [Signature]              [City, State]               [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number           Name

   28-     06273                  Graham Partners, L.P.


           --------------------   -----------------------------------




                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -------------------------------

Form 13F Information Table Entry Total:                       70
                                              -------------------------------

Form 13F Information Table Value Total:                     44,155
                                              -------------------------------
                                                         (thousands)



List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

                                 Title                  Value              SH/ PUT/  Investment       Other
          SyDesc                of Class     CUSIP     (x$1000)  Shares    PRN Call  Discretion      Managers    Shared    None
----------------------------    --------- ------------ -------- ---------  --- ---- ---------------  --------  ---------- ------

Cadence Design Sys Inc
 12/15/2011 1.375%              NOTE      127387AD0      418      500,000  SH       Shared-Defined   1           500,000
Ciena Corp Cien
 .250000% 05/01/2013            NOTE      171779AB7      825    1,250,000  SH       Shared-Defined   1         1,250,000
Diodes Inc Diod
 @ 2.25% 10/01/2026             NOTE      254543AA9    1,308    1,500,000  SH       Shared-Defined   1         1,500,000
Verisign Inc Vrsn
 08/15/2037 3.25%               NOTE      92343EAD4      733    1,100,000  SH       Shared-Defined   1         1,100,000
Abovenet Inc                    COM       00374N107      324        4,000  SH       Shared-Defined   1             4,000
Accelrys Inc                    COM       00430U103      827      140,000  SH       Shared-Defined   1           140,000
Active Identity Corp            COM       00506P1030     253      100,000  SH       Shared-Defined   1           100,000
Actel Corp                      COM       004934105    1,395      130,000  SH       Shared-Defined   1           130,000
Autodesk Inc                    COM       052769106      569       30,000  SH       Shared-Defined   1            30,000
ATMI Inc                        COM       00207R101      544       35,000  SH       Shared-Defined   1            35,000
Avnet Inc                       COM       053807103    1,157       55,000  SH       Shared-Defined   1            55,000
Brooks Automation Inc           COM       114340102      829      185,000  SH       Shared-Defined   1           185,000
Cogent Communications Group     COM       19239V302       82       10,000  SH       Shared-Defined   1            10,000
Check Point Software
 Technologies                   COM       M22465104      704       30,000  SH       Shared-Defined   1            30,000
Clearone Communications Inc     COM       185060100      145       50,000  SH       Shared-Defined   1            50,000
Cisco Systems Inc               COM       17275R102    1,436       77,000  SH       Shared-Defined   1            77,000
CoStar Group Inc                COM       22160N109      614       15,400  SH       Shared-Defined   1            15,400
Diana Shipping Inc              COM       Y2066G104      333       25,000  SH       Shared-Defined   1            25,000
8x8 Inc                         COM       282914100      420      700,450  SH       Shared-Defined   1           700,450
Electronic Arts Inc             COM       285512109      380       17,500  SH       Shared-Defined   1            17,500
Ishares Msci Taiwan
Index Fund                      COM       464286731    1,009      100,000  SH       Shared-Defined   1           100,000
Ezcorp Inc-Cl A                 COM       302301106      431       40,000  SH       Shared-Defined   1                    40000
Corning Inc                     COM       219350105      803       50,000  SH       Shared-Defined   1            50,000
Hackett Group Inc/The           COM       404609109      233      100,000  SH       Shared-Defined   1           100,000
Harmonic Inc                    COM       413160102      560       95,000  SH       Shared-Defined   1            95,000
International Flavors &
 Fragrances Inc                 COM       459506101    2,045       62,500  SH       Shared-Defined   1            62,500
Intersil Corp                   COM       46069S109      943       75,000  SH       Shared-Defined   1            75,000
Integrated Silicon
 Solution Inc                   COM       45812P107      331      125,000  SH       Shared-Defined   1           125,000
Sun Microsystems Inc            COM       866810104      922      100,000  SH       Shared-Defined   1           100,000
Juniper Networks Inc            COM       48203R104      944       40,000  SH       Shared-Defined   1            40,000
Lionbridge Technologies         COM       536252109      552      300,000  SH       Shared-Defined   1           300,000
Lowe's Cos Inc                  COM       548661107      776       40,000  SH       Shared-Defined   1            40,000
Micrel Inc                      COM       594793101      732      100,000  SH       Shared-Defined   1           100,000
Measurement Specialties Inc     COM       583421102      139       19,700  SH       Shared-Defined   1            19,700
MKS Instruments Inc             COM       55306N104    1,183       90,000  SH       Shared-Defined   1            90,000
Microsoft Corp                  COM       594918104    1,783       75,000  SH       Shared-Defined   1            75,000
NII Holdings Inc                COM       62913F201      860       45,100  SH       Shared-Defined   1            45,100
Netscout Systems Inc            COM       64115T104      657       70,000  SH       Shared-Defined   1            70,000
Oclaro Inc                      COM       67555N107       64      100,000  SH       Shared-Defined   1           100,000
Opentable Inc                   COM       68372A104      329       10,920  SH       Shared-Defined   1            10,920
Opnext Inc                      COM       68375V105      642      300,000  SH       Shared-Defined   1           300,000
Metropcs Communications Inc     COM       591708102      200       15,000  SH       Shared-Defined   1            15,000
Pc-Tel Inc                      COM       69325Q105      375       70,000  SH       Shared-Defined   1            70,000
Phoenix Technologies Ltd        COM       719153108      190       70,100  SH       Shared-Defined   1            70,100
Sport Supply Group Inc          COM       84916A104      436       50,700  SH       Shared-Defined   1            50,700
Rent-A-Center Inc/TX            COM       76009N100      802       45,000  SH       Shared-Defined   1            45,000
Soundbite Communications Inc    COM       836091108      292      123,000  SH       Shared-Defined   1           123,000
Silicon Image Inc               COM       82705T102      573      250,000  SH       Shared-Defined   1           250,000
Salary.Com Inc                  COM       794006106       38       12,500  SH       Shared-Defined   1            12,500
Selecti Ca Inc                  COM       816288104      233      555,188  SH       Shared-Defined   1           555,188
S1 Corp                         COM       78463B101      692      100,000  SH       Shared-Defined   1           100,000
Srs Labs Inc                    COM       78464M106      150       22,575  SH       Shared-Defined   1            22,575
Star Buffet Inc                 COM       855086104      281       74,853  SH       Shared-Defined   1            74,853
SYKES Enterprises Inc           COM       871237103      181       10,000  SH       Shared-Defined   1            10,000
Sysco Corp                      COM       871829107      169        7,500  SH       Shared-Defined   1             7,500
Team Inc                        COM       878155100      998       63,700  SH       Shared-Defined   1            63,700
Thestreet.Com Inc               COM       88368Q103      333      159,354  SH       Shared-Defined   1           159,354
Taiwan Semiconductor
 Manufacturing Co Lt            ADR       874039100      847       90,000  SH       Shared-Defined   1            90,000
Techwell Inc                    COM       87874D101      170       20,000  SH       Shared-Defined   1            20,000
US Natural Gas Fund LP          COM       912318102      555       40,000  SH       Shared-Defined   1            40,000
Vodafone Group PLC-SP Adr       ADR       92857W209      585       30,000  SH       Shared-Defined   1            30,000
VeriSign Inc                    COM       92343E102    1,871      101,000  SH       Shared-Defined   1           101,000
Virtus Investment Partners      COM       92828Q109      693       47,200  SH       Shared-Defined   1            47,200
Virtusa Corp                    COM       92827P102    1,205      150,000  SH       Shared-Defined   1           150,000
Varian Semiconductor
 Equipment Associate            COM       922207105      600       25,000  SH       Shared-Defined   1            25,000
Verizon Communications Inc      COM       92343V104      615       20,000  SH       Shared-Defined   1            20,000
Focus Media Holding Ltd         COM       34415V109      258       32,000  SH       Shared-Defined   1            32,000
Mellanox Technologies Ltd       COM       IL0011017329   662       55,000  SH       Shared-Defined   1            55,000
Nice Systems Ltd-Spons Adr      ADR       653656108      461       20,000  SH       Shared-Defined   1            20,000
Spdr Gold Trust                 COM       863307104      456        5,000  SH       Shared-Defined   1             5,000